Basis of Presentation (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Basis of presentation.
Basis of Presentation

The accompanying unaudited Condensed Consolidated Financial Statements have been prepared under accounting principles generally accepted in the United States of America (“U.S. GAAP” or “GAAP”) and in conformity with rules applicable to quarterly financial information. The Condensed Consolidated Financial Statements as of March 31, 2022 and for the three months ended March 31, 2022 and 2021 are unaudited. All adjustments, consisting of normal recurring adjustments, except as otherwise noted, considered necessary for a fair presentation of the unaudited interim Condensed Consolidated Financial Statements for these interim periods have been included.

Readers of this unaudited interim Condensed Consolidated quarterly financial information should refer to the audited Consolidated Financial Statements and notes thereto of Redbox Entertainment Inc. and its subsidiaries (“Redbox,” the “Company,” “we,” “our” and “us”) for the year ended December 31, 2021 included in our 2021 Annual Report on Form 10-K filed with the Securities and Exchange Commission (the “SEC”) and also available on our website (www.redbox.com). Certain footnote disclosures that would substantially duplicate those contained in such audited financial statements or which are not required by the rules and regulations of the SEC for interim financial reporting have been condensed or omitted.

Refer to Note 1 of the Notes to Consolidated Financial Statements in the Company’s 2021 Annual Report on Form 10-K for further discussion of the Company’s accounting policies and estimates. Such Annual Report also contains a discussion of the Company’s critical accounting policies and estimates.

Business Update, Going Concern and Strategic Alternatives

Business Update, Going Concern and Strategic Alternatives

Historically, rentals have been correlated with the number and quality of new theatrical titles released in a quarter. During 2021 and for the first three months of 2022, Redbox’s business was negatively impacted by the effects of the ongoing COVID-19 pandemic, which resulted in fewer than expected theatrical releases. In addition, the significant increase in impacts from the Omicron variant caused further disruption to the business. As such, Redbox rentals have not recovered to the extent expected and, notwithstanding the year-over-year increase in new theatrical releases, were lower than pre-COVID-19 levels. As part of an effort to expand its business and transform into a multi-faceted entertainment company, during the fourth quarter of 2021 and into the first three months of 2022, Redbox increased its marketing and on-demand expenditures. Costs also increased as Redbox purchased more content, which were not offset by an increase in revenues.

Redbox has been exploring a number of potential strategic alternatives with respect to the Company’s corporate or capital structure and seeking financing to fund operations and one-time restructuring costs. In March 2022, the Company’s Board of Directors established a Strategic Review Committee to, among other things, consider and oversee strategic alternatives or transactions that may be available to the Company with respect to its corporate or capital structure. Redbox is also executing on a previously announced series of restructuring actions and initiatives to improve its efficiency and reduce its cost structure, including, but not limited to, (i) optimizing its kiosk network and (ii) executing a workforce reduction across its supply chain and corporate teams. However, the risks and uncertainties related to the ongoing adverse effects of the COVID-19 pandemic on the Company’s operating results, together with the Company’s recurring operating losses, accumulated deficit and negative working capital, raise substantial doubt about our ability to continue as a going concern, after consideration of the strategic initiatives outlined below, within one year after the date that the condensed consolidated interim financial statements are issued.

The accompanying consolidated financial statements and notes have been prepared assuming the Company will continue as a going concern. For the three months ended March 31, 2022, the Company generated negative cash flows from operations of $14.8 million, had an accumulated deficit of $334.4 million and negative working capital of $79.8 million. The Company evaluated the impact of the additional financing and restructuring actions and initiatives further described below on its ability to continue as a going concern.

On March 29, 2022, the Company completed a reduction in force of 150 employees. One-time restructuring charges of $3.8 million were incurred, the substantial amount of which related to severance. The Company estimates that the workforce reduction will decrease its annual operating costs by approximately $13.1 million.

On April 15, 2022 certain subsidiaries of the Company entered into the Incremental Assumption and Amendment Agreement No. 6, amending its Credit Agreement (the “Sixth Amendment”), pursuant to which the Sixth Amendment Incremental Revolving Lenders

(as defined in the Sixth Amendment) agreed to make available to certain subsidiaries of the Company Sixth Amendment Incremental Revolving Commitments (as defined in the Credit Agreement) in an aggregate amount equal to $50.0 million (subsequently restricted to $45.0 million, as discussed in further detail in Note 17: Subsequent Events), the proceeds of which will be used to make payments in accordance with the Budget Plan (as defined in the Credit Agreement) and pay certain fees and expenses. The details of the Sixth Amendment and its terms and conditions are discussed in further detail below in Note 6: Debt.

As a further condition of the Sixth Amendment, the Company issued to HPS Investment Partners, LLC (the administrative agent and collateral agent to the Credit Agreement) and certain affiliates (as defined in the Credit Agreement) warrants, with an exercise price of $0.0001 per share (the “HPS Warrants”), to purchase 11,416,700 shares of Class A common stock of the Company (“Common Stock”) in the event certain milestones were not met under the Amended Credit Agreement. Upon signing of the Merger Agreement (as defined below), the HPS Warrants became void and all rights of the warrant holders thereunder to exercise the HPS Warrants ceased.

In connection with the Sixth Amendment, on April 15, 2022, the Company entered into a Voting and Support Agreement with AP VIII Aspen Holdings, L.P. (“Aspen”), Seaport Global SPAC, LLC and Redwood Holdco, LP (“Redwood”), (collectively the “Stockholders”), whereby the Stockholders agreed to vote their shares of the Company (i) in favor of any strategic transaction approved and recommended by the Company’s Board of Directors (the “Board”), or any committee to which the Board delegates authority, subject to certain terms and conditions (each, a “Transaction”), (ii) in opposition to any transaction involving the Company that has not been approved and recommend by the Board, and (iii) in favor of any directors that are proposed or nominated to the Board by the Company at any annual meeting of the Company.

The Company further agreed, pursuant to the Voting and Support Agreement, to (i) permanently reduce a portion of the Union Revolving Credit Facility in an amount equal to $10.6 million (and the Company made such reduction) and (ii) among other agreements, refrain from borrowing under the Union Revolving Credit Facility without the consent of Aspen and Redwood Holdco, LP (other than with respect to certain scheduled borrowings and borrowings to cover interest, fees and expenses).

In connection with the execution of the Sixth Amendment, the Company also implemented certain changes to the composition and size of its Board of Directors as further described in the Company’s Current Report on Form 8-K filed with the SEC on April 19, 2022. The Strategic Review Committee of the Board was also dissolved in connection with these changes.

In connection with the Company’s entry into the Voting and Support Agreement, Redwood permanently waived the “Early Termination Payment” by the Company (or an affiliate) to Redwood that could have resulted from a provision in that certain Tax Receivable Agreement dated as of October 22, 2021 (“TRA”), which would have been triggered upon the change to the Board’s composition.

Additionally, under the Voting and Support Agreement, the Company and Redwood agreed, in connection with the consummation of a Transaction, to (a) terminate the TRA upon the consummation of a Transaction and (b) waive all claims under the TRA with such waiver being effective upon the consummation of such Transaction.

On May 10, 2022, the Company entered into a merger agreement with Chicken Soup for the Soul Entertainment (“CSSE”), pursuant to which, the Company will become a wholly owned subsidiary of CSSE (the “Merger Agreement”). As a result, additional borrowings under the Sixth Amendment Incremental Revolving Facility became available upon the Company’s entry into the merger agreement with CSSE provided, that the Company, under the Sixth Amendment Incremental Revolving Facility, restricts its borrowings to $45.0 million. See Note 17: Subsequent Events and the Company’s Current Report on Form 8-K filed with the SEC on May 11, 2022 for additional information regarding the Merger Transactions.

Our unaudited condensed consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should we be unable to continue as a going concern. If the Company is unable to implement one or more of the contemplated strategic alternatives, an event of default will occur under the Credit Agreement, and the Company could continue to experience adverse pressures on its relationships with counterparties who are critical to its business, its ability to access the capital markets, its ability to execute on its operational and strategic goals and its business, prospects, results of operations and liquidity generally. There can be no assurance as to when or whether the implementation of one or more of the Company’s strategic initiatives will be successful, or as to the effects the failure to take action may have on the Company’s business, its ability to achieve its operational and strategic goals or its ability to finance its business or refinance its indebtedness. A failure to address these matters, will have a material adverse effect on the Company’s business, prospects, results of operations, liquidity and financial condition, and its ability to service or refinance its corporate debt as it becomes due.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue, net of sales tax, when it satisfies its performance obligations by transferring control of promised goods or services to its customers in an amount that reflects the consideration to which it expects to be entitled in exchange for those goods or services.

Revenue from movie rentals is recognized for the period that the movie is rented and is recorded net of promotional discounts offered to the Company’s consumers, uncollected amounts and refunds that it grants to its customers. Revenue from a direct sale out of the kiosk of previously rented movies is recognized at the time of sale. Revenue from On Demand rentals or purchases is also recognized at the time of sale. On rental transactions for which the related movie has not yet been returned to the kiosk at month-end, revenue is recognized with a corresponding receivable recorded in the balance sheet, net of a reserve for potentially uncollectable amounts that is considered a reduction from gross revenue as collectability is not reasonably assured.

A significant portion of the Company’s Legacy Business rental revenue is concentrated in kiosks installed with certain retail partners. Revenue aggregated at the following retailers accounted for 10% or more of the Company’s net revenue for the periods presented:

	Year ended
	December 31,
	2011	2020	2019
Wal-Mart Stores Inc.	13.0%	13.8%	18.3%
Walgreen Co.	11.9%	14.6%	14.7%

Service revenue from the Company’s external kiosk servicing business is recognized as contract obligations related to other kiosk businesses are fulfilled. The Company has service agreements with multiple companies that have national and regional kiosk networks. Services for an external kiosk business may include, but is not limited to, our field team providing break-fix services, merchandising visits, and handling other kiosk-related projects as they arise.

Digital advertising revenue from the Company’s media network business is primarily recognized at a point in time when the ad is placed and delivered, based on the customers’ contract price.

For revenues generated from distributing and licensing Redbox Entertainment original content to other streaming platforms, the Company evaluates whether it is the principal, and reports revenue on a gross basis, or an agent, and reports revenue on a net basis.

Promotional Codes and Gift Cards

The Company offers its consumers the option to purchase stored value products in the form of bulk promotional codes and electronic gift cards. There are no expiration dates on these products and the Company does not charge service fees that cause a decrement to customer balances in the case of gift cards. Cash receipts from the sale of promotional codes and gift cards are recorded as deferred revenue in Accrued and other current liabilities and recognized as revenue upon redemption. Additionally, the Company recognizes revenue from non-redeemed or partially redeemed promotional codes and gift cards in proportion to the historical redemption patterns, referred to as “breakage.” Estimated breakage revenue is recognized over time in proportion to actual promotional code and gift card redemptions and is not material in any period presented.

As of December 31, 2021 and December 31, 2020, $7.6 million and $7.0 million, respectively, were deferred related to purchased but unredeemed promotional codes and gift cards and are included in Accrued and other current liabilities in the accompanying Consolidated Balance Sheets.

Loyalty Program

In January 2018, the Company launched Redbox Perks. Redbox Perks allows members to earn points based on transactional and non-transactional activities with Redbox. As customers accumulate points, the Company defers revenue based on its estimate of both the amount of consideration paid by Perks members to earn awards and the value of the eventual award it expects the members to redeem. The Company defers an appropriate amount of revenue so as to properly recognize revenue from Perks members in relation to the benefits of the program. The Company also estimates the quantity of points that will not be redeemed by Perks members (“breakage”). Breakage reduces the amount of revenue deferred from loyalty points over the period of, and in proportion to, the actual redemptions of loyalty points based on observed historical breakage and consumer rental patterns.

As of December 31, 2021 and December 31, 2020, $1.9 million and $2.8 million, respectively, of revenue was deferred related to Perks and is included in Accrued and other current liabilities in the accompanying Consolidated Balance Sheets.

Product Cost

Product Cost

Product cost primarily represents the amortization of the Company’s physical content library and digital revenue sharing costs. Amortization of the content library is calculated using rental decay curves based on historical performance of movies and games over their useful lives to allocate content library costs to the periods over which the related revenues are earned. Given the steepness of the rental decay curve, amortization of the content library is recorded on an accelerated basis with substantially all of the content library cost recognized within the first year. The rental decay curves and salvage value of the Company’s content library are periodically reviewed and evaluated.

Advertising Costs

Advertising Costs

Advertising costs, which are included as a component of marketing expenses, include media expenses for national and local advertising, internet advertising, and sponsorship fees. The costs were $2.8 million, $6.3 million and $4.3 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Related Parties

Related Parties

Receivables or payables that existed as of the balance sheet date, due to or due from Apollo and affiliates of Apollo have been presented as Due from related parties, net and Due to related parties, net in the accompanying Consolidated Balance Sheet and Consolidated Statements of Cash Flows. Additionally, Due to related parties, net includes unpaid dividends related to employees and non-employee directors. Right of offset is assumed for balances between Redbox and the same related counter party and, as such, are presented as net receivables or payables based on the net balances due to or from the respective counter parties as of the balance sheet date. For all periods prior to the Business Combination, Redbox is part of a consolidated filing group; income taxes are paid as a pass through to either Aspen Parent, Inc. or New Outerwall, Inc. Subsequent to the Business Combination, the Company is no longer part of a consolidated group for income tax filings with Aspen Parent, Inc. or New Outerwall, Inc. Aspen Parent, Inc. and New Outerwall, Inc. are affiliates of Apollo. The Company’s income tax obligations are presented as the amounts that would be owed if the Company had been a standalone taxpayer and are included in Accrued and other current liabilities on the Consolidated Balance Sheet.

Stock-Based Compensation

Stock-Based Compensation

The Company grants stock-based awards to select employees and non-employee directors of the Company, consisting of restricted stock and performance stock units. Compensation expense is generally recognized for restricted stock units on a graded-vesting basis over the vesting period, which is generally one to three years. Compensation expense for performance stock units is generally recognized over the related vesting periods based on the grant-date fair value of the award when it becomes probable that the minimum return on Invested Capital (as defined under the plans) by Apollo will be satisfied. All awards granted are equity classified awards.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents consist of deposit accounts. The Company’s cash balances with financial institutions may exceed the deposit insurance limits. The Company does not include outstanding amounts due from its payment card service providers for billed transactions in its cash balances, rather they are included in accounts receivable.

Restricted Cash

Restricted Cash

Restricted cash balances are cash balances established to secure the Company’s letter of credit requirement to support its insurance obligations and is presented as a short-term asset. See also Note 7: Debt.

Accounts Receivable

Accounts Receivable

Accounts receivable are stated net of allowances for doubtful accounts. Accounts receivable balances primarily consist of receivables due from consumers for outstanding rental transactions, amounts due from the Company’s payment card service providers for billed transactions and amounts due from our advertising partners and service business customers. The allowance for doubtful accounts primarily reflects management’s best estimate of amounts related to outstanding rental transactions that will not be collected. The Company determines the allowance based on historical experience and other currently available information.

Content Library

Content Library

Content library consists of movies available for rent or purchase through the Company’s kiosks. The Company obtains its movie content primarily through revenue sharing agreements and license agreements with studios, as well as through distributors and other suppliers. The cost of content mainly includes (1) the costs paid to studios and other vendors to acquire content including revenue share as applicable, (2) costs incurred to label, sort, and ship content to the Company’s kiosks for merchandising, (3) costs incurred to destroy content after use if required under contractual arrangements with studios and (4) indirect taxes, if applicable. For content that the Company expects to sell, management determines an estimated salvage value. Content salvage values are estimated based on the historical sales activity. The cost of each title is capitalized and amortized to its estimated salvage value using rental decay curves as discussed above under Product Cost.

Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets are generally comprised of insurance-related receivables representing estimated amounts due from the Company’s insurance partners in excess of its deductibles, spare parts that are not separately capitalized for use in the repair and maintenance of its kiosks, the value of cases and labels used to vend and track discs, net of amortization, and various prepayments for operating expenses including software licenses when not determined to be a component of property and equipment.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Expenditures that extend the life, increase the capacity, or improve the efficiency of property and equipment are capitalized, while expenditures for repairs and maintenance are expensed as incurred. Depreciation is recognized using the straight-line method over the following approximate useful lives:

Useful Life
Redbox kiosks and components	3 – 5 years
Computers and software	2 – 3 years
Leasehold improvements (shorter of life of asset or remaining lease term)	3 – 6 years
Office furniture and equipment	5 – 7 years
Vehicles	3 – 4 years

Internal-Use Software

Internal-Use Software

The Company capitalizes costs incurred to develop or obtain internal-use software during the application development stage. Capitalization of software development costs occurs after the preliminary project stage is complete, management authorizes the project, and it is probable that the project will be completed and the software will be used for the function intended. The Company expenses costs incurred for training, data conversion, and maintenance, as well as spending in the post-implementation stage. A subsequent addition, modification or upgrade to internal-use software is capitalized only to the extent that it enables the software to perform a task it previously could not perform. The internal-use software is included in computers and software under property and equipment in the Company’s Consolidated Balance Sheets. The Company amortizes internal-use software over its estimated useful life on a straight-line basis.

Intangible Assets Subject to Amortization

Intangible Assets Subject to Amortization

The Company’s intangible assets subject to amortization comprise the value of its retailer relationships, the Redbox trade name, its contactable customer list, and developed technology as determined on the date of the Apollo Acquisition. The Company amortizes its intangible assets over their expected useful lives on a straight-line basis as the future pattern of consumption of the economic benefit derived from the identified intangible assets cannot be reliably determined. The Company annually reassess the useful lives of its intangible assets subject to amortization and the methods under which they are amortized. For further information, see Note 5: Goodwill and Other Intangible Assets.

Goodwill

Goodwill

Goodwill represents the excess purchase price of an acquired enterprise or assets over the estimated fair value of identifiable net assets acquired. Goodwill is evaluated for impairment annually during the fourth quarter, or more frequently if an event occurs or circumstances change that could more likely than not reduce the fair value of a reporting unit below its carrying value. As part of the Company’s impairment analysis, fair value of a reporting unit is determined using both the income and market approaches. The income approach requires management to estimate a number of factors for each reporting unit, including projected future operating results, economic projections, anticipated future cash flows and discount rates. For further information, see Note 5: Goodwill and Other Intangible Assets.

Business Combinations

Business Combinations

The Company recognizes identifiable assets acquired and liabilities assumed at their acquisition date fair values. Goodwill as of the acquisition date is measured as the excess purchase price of an acquired enterprise or assets over the estimated fair value of identifiable net assets acquired. Transaction costs associated with business combinations are expensed as incurred.

Recoverability of Equipment and Other Long-Lived Assets

Recoverability of Equipment and Other Long-Lived Assets

The Company evaluates the estimated remaining life and recoverability of equipment and other assets, including intangible assets subject to amortization, whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Factors that would indicate potential impairment include, but are not limited to, significant decreases in the market value of the long-lived asset(s), a significant change in the long-lived asset’s use or physical condition, and operating or cash flow losses associated with the use of the long-lived asset. When there is an indication of impairment, the Company prepares an estimate of future undiscounted cash flows expected to result from the use of the asset and its eventual disposition to test recoverability. If the sum of the future undiscounted cash flows is less than the carrying value of the asset, it indicates that the long-lived asset is not recoverable, in which case the Company will then compare the estimated fair value to its carrying value. If the estimated fair value is less than the carrying value of the asset, the Company will recognize the impairment loss and adjust the carrying amount of the asset to its estimated fair value. No impairment losses have been recorded during years ended December 31, 2021, 2020 and 2019, respectively.

Trade Payables

Trade Payables

Trade payables are primarily comprised of non-revenue share payments to the Company’s content partners, payments due to its retailer partners, and various other payments due for invoiced goods and services from its operational vendors.

Accrued and Other Current Liabilities

Accrued and Other Current Liabilities

Accrued and other current liabilities generally consist of estimated total amounts due under contractual revenue-sharing arrangements with the Company’s content providers net of payments made during the respective title’s rental period, employee related liabilities primarily related to compensation, deferred revenue related to stored-value arrangements and the Company’s loyalty program, estimated income taxes payable, sales and rental-related taxes collected from the Company’s consumers on behalf of governmental entities, estimated gross amounts due for insurance claims incurred but not recorded, and various other estimates of amounts due but not invoiced for goods and services from the Company’s operational vendors.

Warrant Liabilities

Warrant Liabilities

The Company classifies its public and private placement warrants as a liability at is fair value. This liability is subject to re-measurement at each balance sheet date. With each such re-measurement, the warrant liability will be adjusted to fair value, with the change in fair value recognized in the Company’s statements of operations. The Public Warrants are valued at a market price based on a quoted price in an active market. The Company utilizes a Black-Scholes model to value the outstanding private placement warrants (“Private Placement Warrants”) at each reporting period. For further information, see Note 14: Warrant Liability.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, management determines deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that it believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, carryback potential if permitted under the tax law, and results of recent operations. If the Company determines that it would be able to realize its deferred tax assets in the future in excess of their net recorded amount, the Company would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company records uncertain tax positions in accordance with ASC 740, Income Taxes, on the basis of a two-step process in which (1) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, it will recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Company recognizes interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statements of operations. Accrued interest and penalties are included on the related tax liability line in the consolidated balance sheet.

Non-controlling Interest

Non-controlling Interest

The Company presents non-controlling interests as a component of equity on its Consolidated Balance Sheets and reports the portion of its earnings or loss for non-controlling interest as net earnings attributable to non-controlling interests in the Consolidated Statements of Operations.

Loss Contingencies

Loss Contingencies

The Company accrues estimated liabilities for loss contingencies arising from claims, assessments, litigation and other sources when it is probable that a liability has been incurred and the amount of the claim assessment or damages can be reasonably estimated. The Company believes it has sufficient accruals to cover any obligations resulting from claims, assessments or litigation that have met these criteria.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Certain financial assets and liabilities are required to be carried at fair value. Fair value is the price that would be received to sell an asset, or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability, in an orderly transaction between market participants at the measurement date. In determining fair value, the Company utilizes market data or assumptions that it believes market participants would use in pricing the asset or liability, which would maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible, including assumptions about risk and the risks inherent in the inputs to the valuation technique.

In evaluating the fair value measurement techniques for recording certain financial assets and liabilities, there is a three-level valuation hierarchy under which financial assets and liabilities are designated. The determination of the applicable level within the hierarchy of a particular financial asset or liability depends on the inputs used in valuation as of the measurement date.

Valuations based on observable or market-based inputs for identical asset or liabilities (Level 1 measurement) are given the highest level of priority, whereas valuations based on unobservable or internally derived inputs (Level 3 measurement) are given the lowest level of priority. The three levels of the fair value hierarchy are defined as follows:

●	Level 1: Observable inputs such as quoted prices in active markets for identical assets or liabilities;
●	Level 2: Inputs other than Level 1 inputs that are observable for the asset or liability, either directly or indirectly, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or market-corroborated inputs; or
●	Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The carrying amounts for the Company’s cash equivalents approximate fair value because of the short-term nature of these instruments. The fair value of the Company’s long-term debt approximates its carrying amount, which is presented net of unamortized deferred financing costs.

Derivative Instruments

Derivative Instruments

The Company is exposed to certain market risks relating to interest rates. The Company actively monitors and attempts to mitigate but does not eliminate these exposures using derivative instruments including interest rate swaps. The Company does not enter into derivative instruments for speculative or trading purposes. The Company recognizes its derivatives as either assets or liabilities and measure those instruments at estimated fair value. The Company presents its derivative positions gross on its Consolidated Balance Sheets. The Company records changes in the fair value of derivatives as a component of other expense, net on its Consolidated Statements of Operations.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Accounting Guidance Adopted:

In March 2019, the FASB issued ASU 2019-02, Improvements to Accounting for Costs of Films and License Agreements for Program Materials (Subtopic 926-20), in order to align the accounting for production costs of an episodic television series with the accounting for production costs of films by removing the content distinction for capitalization. ASU 2019-02 also requires that an entity reassess estimates of the use of a film in a film group and account for any changes prospectively. In addition, 2019-02 requires that an entity test films and license agreements for impairment at a film group level when the film or license agreements are predominantly monetized with other films and license agreements. For private companies, the guidance is effective for reporting periods beginning after December 15, 2020. The adoption of ASU 2019-02 did not have a material impact on the Company’s consolidated financial statements and related disclosures.

Accounting Guidance Not Yet Adopted:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (ASU 2020-04), which provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by the discontinuance of LIBOR or another referenced rate. ASU 2020-04 is effective for fiscal years beginning after December 31, 2022. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements and related disclosures.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740) to simplify the accounting for income taxes. This guidance removes certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside basis differences. The guidance also clarifies and simplifies other areas of ASC 740. This standard is effective for private companies for fiscal years beginning after December 15, 2021. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements and related disclosures.

In February 2016, the FASB issued ASU 2016-02, Leases (“Topic 842” or “ASC 842”) related to leases to increase transparency and comparability among organizations by requiring the recognition of right-of-use (“ROU”) assets and lease liabilities on the balance sheet. Most prominent among the changes in the standard is the recognition of ROU assets and lease liabilities by lessees for those leases classified as operating leases. Under the standard, disclosures are required to meet the objective of enabling users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases.

The Company adopted ASC 842 as of January 1, 2022, using the cumulative effect transition approach. The cumulative effect transition approach provides a method for recording existing leases at adoption and not restated comparative periods; rather the effect of the change is recorded at the beginning of the year of adoption. The Company will elect the package of practical expedients permitted under the transition guidance within the new standard, which allows us to carryforward historical lease classification. In addition, we are electing the hindsight practical expedient to determine the reasonably certain lease term for existing leases. Lastly, we elect the short-term lease recognition exemption for our leases. This means for short-term leases, we will not recognize ROU assets and lease liabilities, and this includes not recognizing ROU asset or lease liabilities for existing short-term leases of those assets in transition. In preparation for adoption of the standard, we have implemented internal controls to enable the preparation of financial information.

Although management continues to evaluate the effect of adoption of ASC 842, management currently estimates a recognition of ROU assets of $9.1 million and lease liabilities for operating leases of $9.4 million as of January 1, 2022. The standard did not materially impact our consolidated net earnings and had no impact on cash flows.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326). The ASU provides new guidance regarding measurement and recognition of credit impairment for certain financial assets. Such guidance will impact how the Company determines its allowance for estimated uncollectible receivables. This ASU is effective for emerging growth companies that have elected to use private company adoption dates with annual and interim periods beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements and related disclosures.